Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and diluted net loss per share of common stock
Basic and diluted net loss per share of common stock were calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(43,555)	$(28,476)
Denominator:
Weighted-average shares of common stock outstanding	5,153,711	875,279
Less: weighted-average unvested restricted shares of common stock	(288)	(1,045)
Weighted-average shares used to compute net loss per share of common stock, basic and diluted	5,153,423	874,234

Net loss per share attributable to common stockholders, basic and diluted	$(8.45)	$(32.57)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potential dilutive securities, presented on an as converted basis, were excluded from the calculation of net loss per share due to their anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Convertible preferred stock (as converted)	—	7,269,183
Stock options outstanding	1,749,475	1,273,454
Unvested restricted shares of common stock	—	635
Warrants for the purchase of common stock	214,997	4,677

Total	1,964,472	8,547,949